          UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00042

DWS Portfolio Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  1/31

Date of reporting period:  10/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2013 (Unaudited)

DWS Core Plus Income Fund
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 41.4%
Consumer Discretionary 5.3%
AMC Entertainment, Inc., 8.75%, 6/1/2019		275,000	295,969
AmeriGas Finance LLC:
6.75%, 5/20/2020		70,000	76,300
7.0%, 5/20/2022		50,000	54,000
APX Group, Inc., 6.375%, 12/1/2019		35,000	34,869
Arcelik AS, 144A, 5.0%, 4/3/2023 (b)		500,000	453,125
Asbury Automotive Group, Inc., 8.375%, 11/15/2020		10,000	11,125
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		55,000	58,988
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		55,000	54,175
Avis Budget Car Rental LLC, 5.5%, 4/1/2023		35,000	34,300
BC Mountain LLC, 144A, 7.0%, 2/1/2021		30,000	30,375
Boyd Gaming Corp., 9.0%, 7/1/2020 (b)		25,000	26,938
British Sky Broadcasting Group PLC, 144A, 3.125%, 11/26/2022		550,000	523,255
Caesar's Entertainment Operating Co., Inc.:
8.5%, 2/15/2020		125,000	115,469
9.0%, 2/15/2020 (b)		45,000	42,188
CCO Holdings LLC, 6.5%, 4/30/2021		405,000	421,200
CDR DB Sub, Inc., 144A, 7.75%, 10/15/2020		40,000	39,600
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		140,000	135,800
144A, 6.375%, 9/15/2020		195,000	202,312
Clear Channel Communications, Inc., 11.25%, 3/1/2021		45,000	48,319
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		40,000	41,600
Series B, 6.5%, 11/15/2022		60,000	63,000
Series B, 7.625%, 3/15/2020		185,000	197,487
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		5,000	4,900
Columbus International, Inc., 144A, 11.5%, 11/20/2014		200,000	215,500
Cox Communications, Inc., 144A, 3.25%, 12/15/2022		170,000	156,132
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019		20,000	21,100
Delphi Corp., 5.0%, 2/15/2023		45,000	47,250
DIRECTV Holdings LLC, 2.4%, 3/15/2017		1,750,000	1,780,004
DISH DBS Corp.:
4.25%, 4/1/2018		55,000	55,825
5.0%, 3/15/2023 (b)		65,000	62,156
7.875%, 9/1/2019		235,000	273,187
Ford Motor Credit Co., LLC:
3.0%, 6/12/2017		1,290,000	1,342,792
4.25%, 9/20/2022		410,000	421,801
Griffey Intermediate, Inc., 144A, 7.0%, 10/15/2020		65,000	47,125
Harron Communications LP, 144A, 9.125%, 4/1/2020		25,000	27,750
Hertz Corp., 6.75%, 4/15/2019		190,000	204,962
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		25,000	26,188
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		85,000	88,187
Live Nation Entertainment, Inc., 144A, 7.0%, 9/1/2020		65,000	69,062
Macy's Retail Holdings, Inc., 3.875%, 1/15/2022		500,000	499,341
Marriott International, Inc., 3.375%, 10/15/2020		1,040,000	1,046,214
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		25,000	26,000
Mediacom Broadband LLC, 6.375%, 4/1/2023		25,000	25,313
MGM Resorts International:
6.625%, 12/15/2021 (b)		105,000	112,219
6.75%, 10/1/2020 (b)		30,000	32,700
8.625%, 2/1/2019		270,000	316,912
Midcontinent Communications & Midcontinent Finance Corp., 144A, 6.25%, 8/1/2021		40,000	40,400
News America, Inc., 144A, 4.0%, 10/1/2023		260,000	264,180
Norcraft Companies LP, 10.5%, 12/15/2015		350,000	360,500
Petco Holdings, Inc., 144A, 8.5%, 10/15/2017 (PIK)		20,000	20,400
PNK Finance Corp., 144A, 6.375%, 8/1/2021		45,000	47,250
Quebecor Media, Inc., 5.75%, 1/15/2023		35,000	33,863
RCI Banque SA, 144A, 3.5%, 4/3/2018		1,500,000	1,543,828
Rent-A-Center, Inc., 144A, 4.75%, 5/1/2021		25,000	23,438
Schaeffler Finance BV, 144A, 7.75%, 2/15/2017		575,000	652,625
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		25,000	24,500
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020 (b)		35,000	37,275
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		40,000	41,400
SIWF Merger Sub, Inc., 144A, 6.25%, 6/1/2021		55,000	55,275
Starz LLC, 5.0%, 9/15/2019		30,000	30,300
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021		45,000	43,875
Unitymedia Hessen GmbH & Co., KG, 144A, 7.5%, 3/15/2019	EUR	280,000	412,484
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	75,000	113,033
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		35,000	39,200

			13,646,840
Consumer Staples 1.7%
Agrokor dd, 144A, 8.875%, 2/1/2020		250,000	271,275
Anadolu Efes Biracilik Ve Malt Sanayii AS, 144A, 3.375%, 11/1/2022 (b)		250,000	212,500
B&G Foods, Inc., 4.625%, 6/1/2021		45,000	43,931
Chiquita Brands International, Inc., 144A, 7.875%, 2/1/2021		35,000	37,975
Controladora Mabe SA de CV, 144A, 7.875%, 10/28/2019		600,000	654,000
Del Monte Corp., 7.625%, 2/15/2019		65,000	67,681
ESAL GmbH, 144A, 6.25%, 2/5/2023		250,000	227,500
Hawk Acquisition Sub, Inc., 144A, 4.25%, 10/15/2020		105,000	101,587
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		100,000	102,500
144A, 8.25%, 2/1/2020		275,000	294,937
Marfrig Holding Europe BV, 144A, 11.25%, 9/20/2021		200,000	198,750
MHP SA, 144A, 8.25%, 4/2/2020		500,000	428,750
Minerva Luxembourg SA, 144A, 12.25%, 2/10/2022		200,000	224,000
Mriya Agro Holding PLC, 144A, 9.45%, 4/19/2018		200,000	172,000
Pilgrim's Pride Corp., 7.875%, 12/15/2018		290,000	316,825
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		65,000	67,113
7.125%, 4/15/2019		690,000	736,575
Smithfield Foods, Inc., 6.625%, 8/15/2022		55,000	57,888
Sun Products Corp., 144A, 7.75%, 3/15/2021		60,000	54,000

			4,269,787
Energy 4.4%
Access Midstream Partners LP:
4.875%, 5/15/2023		65,000	64,675
5.875%, 4/15/2021		25,000	26,813
Afren PLC, 144A, 10.25%, 4/8/2019		400,000	458,000
Berry Petroleum Co.:
6.375%, 9/15/2022		35,000	36,050
6.75%, 11/1/2020		35,000	36,838
BreitBurn Energy Partners LP, 7.875%, 4/15/2022		30,000	30,300
Chaparral Energy, Inc., 7.625%, 11/15/2022		60,000	64,800
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		1,400,000	1,785,560
DCP Midstream Operating LP, 3.875%, 3/15/2023 (b)		500,000	466,386
Denbury Resources, Inc., 4.625%, 7/15/2023		105,000	96,863
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		55,000	55,000
Energy Transfer Partners LP, 4.15%, 10/1/2020		550,000	570,843
EP Energy LLC, 7.75%, 9/1/2022		70,000	78,750
EPE Holdings LLC, 144A, 8.875%, 12/15/2017 (PIK)		78,216	81,931
FMC Technologies, Inc., 3.45%, 10/1/2022		500,000	475,106
Halcon Resources Corp.:
8.875%, 5/15/2021		95,000	98,919
9.75%, 7/15/2020		40,000	43,500
Kodiak Oil & Gas Corp., 144A, 5.5%, 1/15/2021 (b)		70,000	71,750
Linn Energy LLC, 144A, 7.0% to 11/1/2019		385,000	384,037
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		170,000	171,062
144A, 7.0%, 3/31/2024		150,000	153,375
Midstates Petroleum Co., Inc.:
9.25%, 6/1/2021		90,000	92,700
10.75%, 10/1/2020		35,000	37,800
Murphy Oil U.S.A., Inc., 144A, 6.0%, 8/15/2023		55,000	55,825
Murray Energy Corp., 144A, 8.625%, 6/15/2021		10,000	10,700
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		10,000	10,350
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		195,000	211,087
6.875%, 1/15/2023		25,000	27,125
144A, 6.875%, 3/15/2022		80,000	86,400
Offshore Drilling Holding SA, 144A, 8.375%, 9/20/2020 (b)		200,000	212,500
Offshore Group Investment Ltd.:
7.125%, 4/1/2023		70,000	71,225
7.5%, 11/1/2019		95,000	103,312
ONEOK Partners LP, 6.15%, 10/1/2016		1,205,000	1,357,604
Pacific Drilling SA, 144A, 5.375%, 6/1/2020		45,000	45,338
Pacific Rubiales Energy Corp., 144A, 7.25%, 12/12/2021		200,000	220,000
Petroleos de Venezuela SA:
Series 2014, 4.9%, 10/28/2014		250,000	235,000
144A, 8.5%, 11/2/2017		500,000	448,750
Petroleos Mexicanos, 2.266% **, 7/18/2018		250,000	257,812
Regency Energy Partners LP, 144A, 4.5%, 11/1/2023		20,000	18,500
Reliance Holdings U.S.A., Inc., 144A, 5.4%, 2/14/2022		250,000	255,612
Sabine Pass Liquefaction LLC, 144A, 5.625%, 2/1/2021		120,000	121,200
SandRidge Energy, Inc., 7.5%, 3/15/2021		135,000	143,100
Talisman Energy, Inc., 3.75%, 2/1/2021		1,020,000	966,274
Talos Production LLC, 144A, 9.75%, 2/15/2018		65,000	65,650
Tesoro Corp.:
4.25%, 10/1/2017		35,000	36,313
5.375%, 10/1/2022 (b)		25,000	24,750
Transocean, Inc., 3.8%, 10/15/2022		920,000	880,625
Whiting Petroleum Corp., 5.0%, 3/15/2019		50,000	52,000

			11,298,110
Financials 14.8%
Ally Financial, Inc., 6.25%, 12/1/2017		400,000	443,000
American International Group, Inc., 4.875%, 6/1/2022		800,000	875,670
American Tower Corp., (REIT), 3.5%, 1/31/2023		570,000	525,519
Atlantic Finance Ltd., 144A, 10.75%, 5/27/2014		500,000	524,299
Banco de Credito del Peru, 144A, 4.25%, 4/1/2023		300,000	285,750
Banco Santander Brasil SA, 144A, 8.0%, 3/18/2016	BRL	1,000,000	417,373
Bank of America Corp., 3.3%, 1/11/2023		670,000	643,037
Barclays Bank PLC, 7.625%, 11/21/2022 (b)		1,490,000	1,536,935
BBVA Bancomer SA, 144A, 6.5%, 3/10/2021		500,000	541,250
BNP Paribas SA, 3.25%, 3/3/2023		1,115,000	1,079,687
CIT Group, Inc., 4.25%, 8/15/2017		705,000	739,369
CNA Financial Corp., 5.75%, 8/15/2021		1,000,000	1,142,964
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/9/2022		875,000	855,302
Development Bank of Kazakhstan JSC:
144A, 5.5%, 12/20/2015		250,000	264,250
Series 3, 6.5%, 6/3/2020		500,000	527,500
E*TRADE Financial Corp.:
6.375%, 11/15/2019		95,000	101,650
6.75%, 6/1/2016		510,000	550,163
General Electric Capital Corp., 3.1%, 1/9/2023		1,000,000	963,971
Glencore Funding LLC, 144A, 4.125%, 5/30/2023		800,000	760,506
Hartford Financial Services Group, Inc., 6.0%, 1/15/2019		117,000	136,573
Health Care REIT, Inc., (REIT), 4.5%, 1/15/2024		1,000,000	1,012,314
ING Bank NV:
144A, 2.0%, 9/25/2015		2,190,000	2,224,405
144A, 5.8%, 9/25/2023		1,160,000	1,216,565
ING U.S., Inc., 144A, 5.7%, 7/15/2043		665,000	702,849
International Lease Finance Corp.:
3.875%, 4/15/2018		70,000	70,175
6.25%, 5/15/2019		10,000	10,900
8.75%, 3/15/2017		200,000	235,000
Intesa Sanpaolo SpA, 3.875%, 1/16/2018		1,495,000	1,525,381
Jefferies Group LLC, 5.125%, 1/20/2023		500,000	506,875
JPMorgan Chase & Co., 5.125%, 9/15/2014		1,900,000	1,972,567
Macquarie Bank Ltd., 144A, 3.45%, 7/27/2015		525,000	545,050
Mizuho Bank Ltd., 144A, 2.95%, 10/17/2022		2,000,000	1,871,640
Morgan Stanley:
3.75%, 2/25/2023		1,040,000	1,026,815
4.1%, 5/22/2023 (b)		1,265,000	1,221,925
Nordea Bank AB, 144A, 4.25%, 9/21/2022		940,000	945,265
OPB Finance Trust, Series C, 2.9%, 5/24/2023	CAD	905,000	823,175
PNC Bank NA, 6.875%, 4/1/2018		700,000	841,861
ProLogis LP, (REIT), 4.25%, 8/15/2023		450,000	455,510
PSP Capital, Inc., 3.03%, 10/22/2020	CAD	719,000	699,298
Royal Bank of Scotland Group PLC, 6.1%, 6/10/2023 (b)		2,000,000	2,056,398
Santander UK PLC, 144A, 5.0%, 11/7/2023 (c)		310,000	310,200
SLM Corp., 5.5%, 1/25/2023 (b)		1,140,000	1,088,700
The Goldman Sachs Group, Inc., Series D, 6.0%, 6/15/2020		1,500,000	1,736,487
Turkiye Is Bankasi, 144A, 6.0%, 10/24/2022		500,000	480,000
Turkiye Vakiflar Bankasi Tao, 144A, 3.75%, 4/15/2018		250,000	238,125
Ventas Realty LP, (REIT), 2.7%, 4/1/2020		660,000	640,314
Wells Fargo & Co., 5.375%, 11/2/2043		650,000	657,637

			38,030,199
Health Care 1.4%
Agilent Technologies, Inc., 3.2%, 10/1/2022 (b)		500,000	472,665
Biomet, Inc.:
6.5%, 8/1/2020		55,000	58,438
6.5%, 10/1/2020		15,000	15,600
Community Health Systems, Inc., 7.125%, 7/15/2020		310,000	326,275
HCA, Inc.:
6.5%, 2/15/2020		600,000	667,500
7.5%, 2/15/2022		495,000	556,256
IMS Health, Inc., 144A, 6.0%, 11/1/2020		40,000	41,600
Laboratory Corp. of America Holdings, 3.75%, 8/23/2022		440,000	431,782
Mallinckrodt International Finance SA, 144A, 4.75%, 4/15/2023		740,000	713,059
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		60,000	62,400

Tenet Healthcare Corp.:
144A, 4.375%, 10/1/2021		70,000	67,200
4.5%, 4/1/2021		10,000	9,700
6.25%, 11/1/2018		155,000	169,725

			3,592,200
Industrials 2.2%
Accuride Corp., 9.5%, 8/1/2018		10,000	10,525
ADT Corp., 144A, 6.25%, 10/15/2021		30,000	31,837
Aeropuertos Dominicanos Siglo XXI SA, 144A, 9.25%, 11/13/2019		500,000	495,000
Alphabet Holding Co., Inc., 7.75%, 11/1/2017 (PIK)		35,000	36,181
Artesyn Escrow, Inc., 144A, 9.75%, 10/15/2020		50,000	51,500
BE Aerospace, Inc., 6.875%, 10/1/2020		130,000	143,325
Belden, Inc., 144A, 5.5%, 9/1/2022		60,000	60,000
Bombardier, Inc., 144A, 5.75%, 3/15/2022		225,000	225,562
Cemex Finance LLC, 144A, 9.375%, 10/12/2022		400,000	449,000
Clean Harbors, Inc., 5.125%, 6/1/2021		45,000	45,619
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		25,000	24,187
Ferreycorp SAA, 144A, 4.875%, 4/26/2020 (b)		700,000	672,000
FTI Consulting, Inc., 6.0%, 11/15/2022		35,000	35,700
Garda World Security Corp., 144A, 9.75%, 3/15/2017		5,000	5,400
GenCorp, Inc., 144A, 7.125%, 3/15/2021		130,000	139,100
Georgian Railway JSC, 144A, 7.75%, 7/11/2022		250,000	270,625
Grupo KUO SAB de CV, 144A, 6.25%, 12/4/2022		500,000	507,500
Huntington Ingalls Industries, Inc., 6.875%, 3/15/2018		375,000	403,594
Ingersoll-Rand Global Holding Co., Ltd., 144A, 2.875%, 1/15/2019		170,000	170,435
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		70,000	74,375
Meritor, Inc., 6.75%, 6/15/2021		35,000	35,350
Navios Maritime Holdings, Inc., 8.875%, 11/1/2017		40,000	41,850
Navios South American Logistics, Inc., 9.25%, 4/15/2019		10,000	10,825
Odebrecht Offshore Drilling Finance Ltd., 144A, 6.75%, 10/1/2022		200,000	208,500
Owens Corning, Inc., 4.2%, 12/15/2022		310,000	307,826
Ply Gem Industries, Inc., 9.375%, 4/15/2017		18,000	19,305
Titan International, Inc., 144A, 6.875%, 10/1/2020		120,000	123,000
Total System Services, Inc., 3.75%, 6/1/2023		670,000	624,148
TransDigm, Inc.:
7.5%, 7/15/2021		65,000	70,850
7.75%, 12/15/2018		60,000	64,500
U.S. Airways Group, Inc., 6.125%, 6/1/2018		45,000	44,269
United Rentals North America, Inc.:
5.75%, 7/15/2018		60,000	64,350
6.125%, 6/15/2023		10,000	10,275
7.625%, 4/15/2022		215,000	240,800
Watco Companies LLC, 144A, 6.375%, 4/1/2023		25,000	24,750

			5,742,063
Information Technology 1.9%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		20,000	20,900
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		140,000	144,900
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		40,000	41,250
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		65,000	68,737
CDW LLC, 8.5%, 4/1/2019		415,000	459,612
CyrusOne LP, 6.375%, 11/15/2022		15,000	15,113
EarthLink, Inc., 7.375%, 6/1/2020		45,000	44,663
Equinix, Inc.:
5.375%, 4/1/2023		120,000	119,100
7.0%, 7/15/2021		365,000	398,762
First Data Corp.:
144A, 6.75%, 11/1/2020		255,000	269,981
144A, 7.375%, 6/15/2019		495,000	532,744
Fiserv, Inc., 3.5%, 10/1/2022 (b)		1,190,000	1,138,578
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		135,000	145,969
Healthcare Technology Intermediate, Inc., 144A, 7.375%, 9/1/2018 (PIK)		15,000	15,506
Hewlett-Packard Co., 3.3%, 12/9/2016		1,210,000	1,263,029
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		40,000	42,900
7.625%, 6/15/2021		130,000	142,350
IAC/InterActiveCorp., 4.75%, 12/15/2022		35,000	33,163

			4,897,257
Materials 3.3%
Anglo American Capital PLC, 144A, 4.125%, 9/27/2022		1,000,000	949,241
ArcelorMittal, 6.125%, 6/1/2018		1,000,000	1,085,000
Axiall Corp., 144A, 4.875%, 5/15/2023		10,000	9,588
Barrick Gold Corp., 2.5%, 5/1/2018		350,000	341,392
BOE Intermediate Holding Corp., 144A, 9.0%, 11/1/2017 (PIK)		60,000	61,200
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)		70,000	73,850
Cia Minera Milpo SAA, 144A, 4.625%, 3/28/2023		500,000	465,000
Dow Chemical Co., 5.25%, 11/15/2041		350,000	354,791
Eagle Spinco, Inc., 144A, 4.625%, 2/15/2021		20,000	19,350
FMG Resources (August 2006) Pty Ltd., 144A, 6.0%, 4/1/2017 (b)		970,000	1,013,650
FQM Akubra, Inc.:
144A, 7.5%, 6/1/2021		95,000	100,700
144A, 8.75%, 6/1/2020		60,000	66,300
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022		1,320,000	1,243,927
Gerdau Holdings, Inc., 144A, 7.0%, 1/20/2020		200,000	219,200
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		190,000	192,850
8.875%, 2/1/2018		105,000	108,150
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		40,000	35,700
Metalloinvest Finance Ltd., 144A, 6.5%, 7/21/2016		250,000	266,875
Metinvest BV, 144A, 10.25%, 5/20/2015		100,000	100,000
Novelis, Inc., 8.75%, 12/15/2020		655,000	728,687
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		50,000	52,000
Polymer Group, Inc., 7.75%, 2/1/2019		170,000	181,475
PolyOne Corp., 5.25%, 3/15/2023		35,000	34,781
Polyus Gold International Ltd., 144A, 5.625%, 4/29/2020 (b)		200,000	199,500
Samarco Mineracao SA, 144A, 5.75%, 10/24/2023		200,000	200,000
Tronox Finance LLC, 6.375%, 8/15/2020		40,000	40,800
Turkiye Sise ve Cam Fabrikalari AS, 144A, 4.25%, 5/9/2020		500,000	448,750

			8,592,757
Telecommunication Services 4.2%
CC Holdings GS V LLC, 3.849%, 4/15/2023		490,000	465,183
CenturyLink, Inc., Series V, 5.625%, 4/1/2020		15,000	15,244
Cincinnati Bell, Inc.:
8.375%, 10/15/2020		540,000	575,100
8.75%, 3/15/2018 (b)		290,000	307,400
Cricket Communications, Inc., 7.75%, 10/15/2020		450,000	514,125
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		155,000	167,400
Digicel Ltd., 144A, 8.25%, 9/1/2017		1,005,000	1,046,707
Frontier Communications Corp.:
7.125%, 1/15/2023 (b)		285,000	295,687
7.625%, 4/15/2024		20,000	21,100
8.5%, 4/15/2020 (b)		715,000	816,887
Intelsat Jackson Holdings SA:
144A, 5.5%, 8/1/2023		80,000	77,200
7.5%, 4/1/2021		705,000	768,450
Intelsat Luxembourg SA:
144A, 7.75%, 6/1/2021		110,000	116,050
144A, 8.125%, 6/1/2023		15,000	15,863
Level 3 Communications, Inc., 8.875%, 6/1/2019 (b)		190,000	207,338
Level 3 Financing, Inc., 7.0%, 6/1/2020		410,000	436,650
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		445,000	470,587
144A, 6.625%, 4/1/2023 (b)		45,000	47,081
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		200,000	187,500
Oi SA, 144A, 5.75%, 2/10/2022		200,000	187,500
SBA Communications Corp., 5.625%, 10/1/2019		35,000	35,963
Sprint Communications, Inc.:
6.0%, 12/1/2016		735,000	794,719
6.0%, 11/15/2022		60,000	59,100
8.375%, 8/15/2017		150,000	173,625
tw telecom holdings, Inc.:
5.375%, 10/1/2022		40,000	39,900
144A, 5.375%, 10/1/2022		10,000	9,975
144A, 6.375%, 9/1/2023		45,000	46,800
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		250,000	266,875
Verizon Communications, Inc., 6.55%, 9/15/2043		1,250,000	1,450,264
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		35,000	36,050
Windstream Corp.:
6.375%, 8/1/2023		45,000	43,650
7.5%, 4/1/2023		15,000	15,638
7.75%, 10/15/2020		835,000	895,537
7.75%, 10/1/2021		55,000	58,713
144A, 7.75%, 10/1/2021		70,000	74,725

			10,740,586
Utilities 2.2%
AES Corp., 8.0%, 10/15/2017		50,000	58,875
American Electric Power Co., Inc., Series F, 2.95%, 12/15/2022		710,000	664,221
Calpine Corp.:
144A, 7.5%, 2/15/2021		535,000	577,800
144A, 7.875%, 7/31/2020		30,000	32,775
DTE Energy Co., 7.625%, 5/15/2014		420,000	435,443
Electricite de France SA, 144A, 5.25%, 1/29/2049		400,000	393,200
Energy Future Intermediate Holding Co., LLC, 10.0%, 12/1/2020 (b)		100,000	105,000
Instituto Costarricense de Electricidad, 144A, 6.95%, 11/10/2021		250,000	264,000
Jersey Central Power & Light Co., 144A, 4.7%, 4/1/2024		1,420,000	1,446,361
Mexico Generadora de Energia S de rl, 144A, 5.5%, 12/6/2032		1,000,000	967,500
PPL Energy Supply LLC, 4.6%, 12/15/2021 (b)		750,000	737,844

			5,683,019

Total Corporate Bonds (Cost $105,661,293)			106,492,818
Mortgage-Backed Securities Pass-Throughs 35.0%
Federal Home Loan Mortgage Corp., 3.5%, 2/1/2042 (c)		13,000,000	13,294,531
Federal National Mortgage Association:
2.378% **, 8/1/2037		384,919	408,995
4.0%, with various maturities from 9/1/2040 until 2/1/2041 (c)		47,317,179	49,864,960
5.0%, 8/1/2020		220,781	234,010
5.5%, with various maturities from 12/1/2032 until 2/1/2035		2,312,982	2,533,093
6.0%, with various maturities from 9/1/2036 until 2/1/2037		1,490,976	1,634,242
6.5%, with various maturities from 9/1/2016 until 6/1/2017		206,462	221,380
8.0%, 9/1/2015		38,477	40,138
Government National Mortgage Association:
3.5%, with various maturities from 5/1/2042 until 8/20/2042 (c)		15,939,929	16,557,679
4.0%, 6/1/2041 (c)		5,000,000	5,332,031

Total Mortgage-Backed Securities Pass-Throughs (Cost $89,066,876)			90,121,059
Asset-Backed 1.2%
Automobile Receivables 1.0%
AmeriCredit Automobile Receivables Trust, "E", Series 2011-2, 144A, 5.48%, 9/10/2018		2,496,854	2,634,529
Miscellaneous 0.2%
ARES CLO Ltd., "D", Series 2012-3A, 144A, 4.894% **, 1/17/2024		500,000	500,874

Total Asset-Backed (Cost $3,115,962)			3,135,403
Commercial Mortgage-Backed Securities 6.1%
Banc of America Large Loan, Inc., "HLTN", Series 2010-HLTN, 144A, 2.474% **, 11/15/2015		2,815,748	2,816,592
Bear Stearns Commercial Mortgage Securities, Inc., "A4", Series 2007- PW16, 5.898% **, 6/11/2040		400,000	451,748
Commercial Mortgage Trust, "A4", Series 2007-GG9, 5.444%, 3/10/2039		3,000,000	3,323,208
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.174% **, 3/15/2018		325,000	326,365
JPMorgan Chase Commercial Mortgage Securities Corp.:
"C", Series 2012-HSBC, 144A, 4.021%, 7/5/2032		265,000	260,176
"A4", Series 2007-C1, 5.716%, 2/15/2051		1,375,000	1,525,377
"F", Series 2007-LD11, 5.813% **, 6/15/2049 *		1,660,000	132,916
"H", Series 2007-LD11, 144A, 5.813% **, 6/15/2049 *		2,910,000	174,978
"J", Series 2007-LD11, 144A, 5.813% **, 6/15/2049 *		1,000,000	50,000
"K", Series 2007-LD11, 144A, 5.813% **, 6/15/2049 *		2,380,000	65,450
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858% **, 7/15/2040		2,874,999	3,149,346
Merrill Lynch Mortgage Trust, "ASB", Series 2007-C1, 5.852% **, 6/12/2050		1,388,537	1,469,567
WFRBS Commercial Mortgage Trust, "A5", Series 2013-C14, 3.337%, 6/15/2046		1,999,999	1,971,797

Total Commercial Mortgage-Backed Securities (Cost $21,432,747)			15,717,520
Collateralized Mortgage Obligations 11.6%
Credit Suisse First Boston Mortgage Securities Corp., "10A3", Series 2005-10, 6.0%, 11/25/2035		372,738	251,877
Federal Home Loan Mortgage Corp.:
"KO", Series 4180, Principal Only, Zero Coupon, 1/15/2043		925,521	583,180
"PA", Series 4122, 1.5%, 2/15/2042		1,379,472	1,303,591
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027		2,440,855	306,185
"ZB", Series 4183, 3.0%, 3/15/2043		2,539,158	2,202,552
"ME", Series 4146, 3.5%, 12/15/2042		845,000	800,398
"ZG", Series 4213, 3.5%, 6/15/2043		2,333,580	2,261,564
"JS", Series 3572, Interest Only, 6.626% ***, 9/15/2039		1,635,106	262,129
Federal National Mortgage Association:
"HZ", Series 2013-63, 2.5%, 6/25/2043		1,890,674	1,246,973
"PN", Series 2012-93, 2.5%, 9/25/2042		472,401	428,750
"HZ", Series 2013-31, 3.0%, 2/25/2043		2,462,157	2,497,288
"KM", Series 2012-146, 3.0%, 1/25/2043		1,775,000	1,446,913
"BE", Series 2013-13, 4.0%, 3/25/2043		1,403,000	1,399,547
"SI", Series 2007-23, Interest Only, 6.6% ***, 3/25/2037		682,616	109,264
Government National Mortgage Association:
"AO", Series 2013-10, Principal Only, Zero Coupon, 1/20/2043		2,471,171	1,436,414
"FT", Series 2012-77, 1.173% **, 7/20/2039		1,156,660	1,187,561
"BL", Series 2013-19, 2.5%, 2/20/2043		1,120,820	913,460
"DI", Series 2012-102, Interest Only, 2.5%, 8/20/2027		4,331,445	456,928
"HX", Series 2012-91, 3.0%, 9/20/2040		2,447,573	2,429,613
"HZ", Series 2012-56, 3.5%, 6/20/2040		913,400	849,653
"AI", Series 2011-94, Interest Only, 4.5%, 1/20/2039		4,537,132	476,229
"BP", Series 2011-35, 4.5%, 3/16/2041		771,202	804,355
"DI", Series 2011-40, Interest Only, 4.5%, 12/20/2040		3,725,186	345,002
"EI", Series 2011-162, Interest Only, 4.5%, 5/20/2040		3,071,768	369,450
"GI", Series 2010-89, Interest Only, 4.5%, 5/20/2039		2,886,584	329,581
"PD", Series 2011-25, 4.5%, 10/16/2039		4,000,000	4,230,484
"IM", Series 2010-87, Interest Only, 4.75%, 3/20/2036		1,582,463	143,478
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		730,532	115,141
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		2,401,061	383,288
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		638,944	114,241
"AI", Series 2007-38, Interest Only, 6.285% ***, 6/16/2037		655,733	90,995

Total Collateralized Mortgage Obligations (Cost $31,856,958)			29,776,084
Government & Agency Obligations 19.4%
Other Government Related (d) 2.4%
Gazprom Neft OAO, 144A, 4.375%, 9/19/2022		500,000	470,625
KFW, 1.875%, 6/13/2018	CAD	1,591,000	1,509,836
National JSC Naftogaz of Ukraine, 9.5%, 9/30/2014		250,000	235,625
Queensland Treasury Corp., Series 23, 4.25%, 7/21/2023	AUD	2,920,000	2,642,446
Rosneft Oil Co., 144A, 4.199%, 3/6/2022		200,000	187,500
TMK OAO, 144A, 6.75%, 4/3/2020		300,000	293,250
Vimpel Communications, 144A, 7.748%, 2/2/2021		200,000	219,000
VTB Bank OJSC, 144A, 6.0%, 4/12/2017		500,000	532,500

			6,090,782
Sovereign Bonds 3.0%
Federative Republic of Brazil, 4.25%, 1/7/2025 (c)		500,000	488,500
Kingdom of Norway, Series 475, 2.0%, 5/24/2023	NOK	15,325,000	2,400,287
Republic of Belarus, REG S, 8.75%, 8/3/2015		250,000	250,313
Republic of Singapore, 3.375%, 9/1/2033	SGD	3,361,000	2,894,210
Russian Federation:
Series 6204, 7.5%, 3/15/2018	RUB	8,000,000	258,179
Series 6207, 8.15%, 2/3/2027	RUB	16,000,000	529,080
Slovenia Government International Bond, 144A, 4.75%, 5/10/2018		200,000	197,500
United Mexican States:
Series M, 7.75%, 5/29/2031	MXN	6,600,000	541,164
Series M 20, 8.5%, 5/31/2029	MXN	3,300,000	293,269

			7,852,502
U.S. Government Sponsored Agency 1.0%
Federal National Mortgage Association, 3.0%, 11/15/2027		2,750,000	2,511,077
U.S. Treasury Obligations 13.0%
U.S. Treasury Bill, 0.035% ****, 2/13/2014 (e)		1,528,000	1,527,780
U.S. Treasury Bonds:
3.5%, 2/15/2039		4,750,000	4,715,116
4.75%, 2/15/2037		5,800,000	7,004,405
U.S. Treasury Notes:
0.75%, 6/15/2014 (f) (g)		5,200,000	5,220,514
1.0%, 8/31/2016		13,700,000	13,872,319
1.75%, 5/15/2023		1,232,000	1,150,668

			33,490,802

Total Government & Agency Obligations (Cost $50,202,425)			49,945,163
Municipal Bonds and Notes 5.5%
Atlanta, GA, Water & Wastewater Revenue, Series B, 5.25%, 11/1/2030		1,050,000	1,156,396
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018		3,099,398	3,209,488
New Jersey, State Transportation Trust Fund Authority, Transportation Program, Series AA, 5.25%, 6/15/2030		1,565,000	1,696,476
New York, Triborough Bridge & Tunnel Authority Revenues, Series A, 5.0%, 11/15/2028		1,565,000	1,719,325
Oklahoma, University Revenues, Health Science Center, Series B, 6.634%, 7/1/2024		2,365,000	2,816,336
Pennsylvania, State Turnpike Commission Revenue, Series C, 5.5%, 12/1/2030		785,000	867,480
Port Authority of New York & New Jersey, One Hundred Fiftieth Series:
4.5%, 9/15/2015		885,000	944,782
4.875%, 9/15/2017		315,000	351,203
Texas, Dallas-Fort Worth International Airport Revenue:
Series F, 5.25%, 11/1/2028		235,000	256,385
Series F, 5.25%, 11/1/2029		200,000	216,664
Series F, 5.25%, 11/1/2030		775,000	831,722

Total Municipal Bonds and Notes (Cost $13,084,665)			14,066,257

		Shares	Value ($)
Preferred Stock 0.0%
Financials
Ally Financial, Inc., 144A, 7.0% (Cost $29,156)		30	28,807
Securities Lending Collateral 4.8%
Daily Assets Fund Institutional, 0.08% (h) (i) (Cost $12,337,107)		12,337,107	12,337,107
Cash Equivalents 2.4%
Central Cash Management Fund, 0.06% (h)		1,187,115	1,187,115
DWS Variable NAV Money Fund, 0.22% (h)		500,402	5,004,521

Total Cash Equivalents (Cost $6,191,636)			6,191,636

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $332,978,825) †		127.4	327,811,854
Other Assets and Liabilities, Net		(27.4)	(70,473,834)

Net Assets		100.0	257,338,020

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2013.

***	These securities are shown at their current rate as of October 31, 2013.
****	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $333,719,974.  At October 31, 2013, net unrealized depreciation for all securities based on tax cost was $5,908,120.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,154,442 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $12,062,562.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at October 31, 2013 amounted to $11,893,773 which is 4.6% of net assets.

(c)	When-issued or delayed delivery security included.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At October 31, 2013, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	At October 31, 2013, this security has been pledged, in whole or in part, as collateral for open bilateral swap contracts.
(g)	At September 30, 2013, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(h)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At October 31, 2013, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

Federal Republic of Germany Euro-Bund	EUR	12/6/2013	6	1,156,802	31,760
Ultra Long U.S. Treasury Bond	USD	12/19/2013	60	8,645,625	312,498
Total unrealized appreciation					344,258

At October 31, 2013, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year U.S. Treasury Note	USD	12/19/2013	199	25,344,516	(352,223)
30 Year U.S. Treasury Bond	USD	12/19/2013	24	3,235,500	(92,298)
5 Year U.S. Treasury Note	USD	12/31/2013	240	29,205,000	(418,438)
Total unrealized depreciation					(862,959)

At October 31, 2013, open written options contracts were as follows:

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (j)

Call Options
Receive Fixed - 4.064% - Pay Floating - LIBOR	5/13/2014 5/13/2044	5,900,0001	5/9/2014	43,512	(91,960)
Receive Fixed - 5.132% - Pay Floating - LIBOR	3/17/2016 3/17/2026	5,900,0001	3/15/2016	42,628	(79,923)
Receive Fixed - 5.132% - Pay Floating - LIBOR	3/17/2016 3/17/2026	5,900,0002	3/15/2016	69,620	(79,923)
Total Call Options				155,760	(251,806)

Put Options
Pay Fixed - 3.093% - Receive Floating - LIBOR	10/21/2014 10/21/2044	4,800,0002	10/17/2014	66,240	(63,412)
Pay Fixed - 3.033% - Receive Floating - LIBOR	10/24/2014 10/24/2044	4,800,0003	10/22/2014	60,960	(55,345)
Pay Fixed - 2.888% - Receive Floating - LIBOR	11/3/2014 11/3/2044	4,800,0001	10/30/2014	45,600	(45,600)
Pay Fixed - 1.132% - Receive Floating - LIBOR	3/17/2016 3/17/2026	5,900,0001	3/15/2016	42,627	(3,931)
Pay Fixed - 1.132% - Receive Floating - LIBOR	3/17/2016 3/17/2026	5,900,0002	3/15/2016	15,045	(3,931)
Pay Fixed - 2.064% - Receive Floating - LIBOR	5/13/2014 5/13/2044	5,900,0001	5/9/2014	43,513	(937)
Pay Fixed - 2.385% - Receive Floating - LIBOR	3/31/2014 3/31/2044	5,900,0004	3/27/2014	80,535	(1,696)
Pay Fixed - 2.423% - Receive Floating - LIBOR	3/20/2014 3/20/2044	5,900,0005	3/18/2014	84,960	(1,758)
Total Put Options				439,480	(176,610)

Total				595,240	(428,416)

(j)	Unrealized appreciation on written options on interest rate swap contracts at October 31, 2013 was $166,824.
At October 31, 2013, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (k)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (l)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/20/2013 9/20/2018	50,0006	5.0%	DISH DBS Corp., 6.75%, 6/1/2021, BB-	6,468	4,364	2,104
9/20/2012 12/20/2017	85,0007	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	12,863	5,226	7,637
Total unrealized appreciation					9,741

(k)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(l)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

At October 31, 2013, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

5/13/2014 5/13/2044	5,900,0008	Fixed — 4.064%	Floating — LIBOR	(410,889)	(69,429)	(341,460)
Bilateral Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

5/1/2014 5/1/2019	8,000,0003	Floating — LIBOR	Fixed — 1.233%	(202,336)	4,638	(206,974)
5/1/2014 5/1/2024	22,000,0004	Fixed — 2.156%	Floating — LIBOR	1,455,005	(3,612)	1,458,617
6/3/2013 6/3/2025	5,800,0001	Floating - LIBOR	Fixed - 3.0%	(3,730)	—	(3,730)
5/1/2014 5/1/2034	8,000,0005	Fixed — 2.791%	Floating — LIBOR	893,457	(19,227)	912,684
5/1/2014 5/1/2044	2,000,0002	Fixed — 2.922%	Floating — LIBOR	283,944	(2,951)	286,895
Total net unrealized appreciation					2,447,492

Counterparties:
1	Nomura International PLC
2	BNP Paribas
3	Citigroup, Inc.
4	Barclays Bank PLC
5	JPMorgan Chase Securities, Inc.
6	Credit Suisse
7	UBS AG
8	Morgan Stanley
LIBOR: London Interbank Offered Rate

As of October 31, 2013, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

AUD	4,152,693	EUR	2,900,000	11/12/2013	15,736	Barclays Bank PLC
NZD	4,800,000	USD	3,971,030	11/12/2013	9,480	Barclays Bank PLC
MXN	8,675,000	USD	667,957	11/12/2013	3,699	UBS AG
MXN	26,025,000	USD	2,001,554	11/12/2013	8,778	Barclays Bank PLC
USD	3,296,598	MXN	43,375,000	11/12/2013	24,696	Barclays Bank PLC
EUR	386,500	USD	528,587	11/20/2013	3,798	Citigroup, Inc.
KRW	2,985,000,000	USD	2,810,205	11/22/2013	723	JPMorgan Chase Securities, Inc.
ZAR	25,100,000	USD	2,554,011	11/29/2013	63,962	Citigroup, Inc.
MXN	17,350,000	USD	1,337,505	12/9/2013	11,885	Barclays Bank PLC
MXN	17,350,000	USD	1,340,402	12/9/2013	14,782	JPMorgan Chase Securities, Inc.
AUD	2,952,500	USD	2,847,990	1/23/2014	73,048	UBS AG
NOK	14,540,000	USD	2,446,548	1/23/2014	11,953	UBS AG
CAD	4,508,751	USD	4,366,618	1/23/2014	51,668	Barclays Bank PLC
SGD	3,339,540	USD	2,698,766	1/23/2014	10,163	JPMorgan Chase Securities, Inc.
Total unrealized appreciation					304,371

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	3,986,448	NZD	4,800,000	11/12/2013	(24,898)	Citigroup, Inc.
USD	669,393	MXN	8,675,000	11/12/2013	(5,134)	JPMorgan Chase Securities, Inc.
MXN	17,350,000	USD	1,313,414	11/12/2013	(15,104)	JPMorgan Chase Securities, Inc.
USD	2,665,708	SGD	3,300,000	11/22/2013	(9,100)	Citigroup, Inc.
USD	670,299	MXN	8,675,000	12/9/2013	(7,489)	UBS AG
USD	2,677,656	MXN	34,700,000	12/9/2013	(26,415)	Barclays Bank PLC
USD	669,471	MXN	8,675,000	12/9/2013	(6,661)	JPMorgan Chase Securities, Inc.
Total unrealized depreciation					(94,801)

Currency Abbreviations

AUD	Australian Dollar	NOK	Norwegian Krone
BRL	Brazilian Real	NZD	New Zealand Dollar
CAD	Canadian Dollar	RUB	Russian Ruble
EUR	Euro	SGD	Singapore Dollar
KRW	South Korean Won	USD	United States Dollar
MXN	Mexican Peso	ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments(m)
Corporate Bonds	$—	$106,492,818	$—	$106,492,818
Mortgage-Backed Securities Pass-Throughs	—	90,121,059	—	90,121,059
Asset-Backed	—	3,135,403	—	3,135,403
Commercial Mortgage-Backed Securities	—	15,717,520	—	15,717,520
Collateralized Mortgage Obligations	—	29,776,084	—	29,776,084
Government & Agency Obligations	—	49,945,163	—	49,945,163
Municipal Bonds and Notes	—	14,066,257	—	14,066,257
Preferred Stock	—	28,807	—	28,807
Short-Term Investments	18,528,743	—	—	18,528,743
Derivatives(n)
Futures Contracts	344,258	—	—	344,258
Credit Default Swap Contracts	—	9,741	—	9,741
Interest Rate Swap Contracts	—	2,658,196	—	2,658,196
Forward Foreign Currency Exchange Contracts	—	304,371	—	304,371
Total	$18,873,001	$312,255,419	$—	$331,128,420
Liabilities
Derivatives(n)
Written Options	$—	$(428,416)	$—	$(428,416)
Futures Contracts	(862,959)	—	—	(862,959)
Interest Rate Swap Contracts	—	(552,164)	—	(552,164)
Forward Foreign Currency Exchange Contracts	—	(94,801)	—	(94,801)
Total	$(862,959)	$(1,075,381)	$—	$(1,938,340)

There have been no transfers between fair value measurement levels during the period ended October 31, 2013.
(m)	See Investment Portfolio for additional detailed categorizations.
(n)
Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts,  forward foreign currency exchange contracts and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of October 31, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$—	$9,741	$—	$—
Foreign Exchange Contracts	$—	$—	$209,570	$—
Interest Rate Contracts	$(518,701)	$2,106,032	$—	$166,824

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Core Plus Income Fund, a series of DWS Portfolio Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	December 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	December 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	December 19, 2013